As filed with the U.S. Securities and Exchange Commission on November 19, 2015
                                                                                                                                          File Nos. 333-179904 and 811-22649

 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 177	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 177	☒

(Check appropriate box or boxes)

iShares U.S. ETF Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
1 Iron Street
Boston, MA 02210
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On December 18, 2015, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 177 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until December 18, 2015, the effectiveness of the registration statement for the iShares Interest Rate Hedged 0-5 Year High Yield Bond ETF (the “Fund”), filed in Post-Effective Amendment No. 150 on March 4, 2015, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
155	May 1, 2015	May 29, 2015
158	May 28, 2015	June 26, 2015
167	June 25, 2015	July 2, 2015
169	July 30, 2015	August 28, 2015
170	August 27, 2015	September 25, 2015
171	September 24, 2015	October 23, 2015
172	October 22, 2015	November 20, 2015

This Post-Effective Amendment No. 177 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 150.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 177 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 19th day of November, 2015.

iSHARES U.S. ETF TRUST

By:
Manish Mehta*
President

Date: November 19, 2015

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 177 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark Wiedman**
Trustee

Date: November 19, 2015

John E. Martinez**
Trustee

Date: November 19, 2015

Cecilia H. Herbert**
Trustee

Date: November 19, 2015

Charles A. Hurty**
Trustee

Date: November 19, 2015

John E. Kerrigan**
Trustee

Date: November 19, 2015

Robert H. Silver**
Trustee

Date: November 19, 2015

Robert S. Kapito**
Trustee

Date: November 19, 2015

Madhav V. Rajan**
Trustee

Date: November 19, 2015

Jane D. Carlin**
Trustee

Date: November 19, 2015

/s/ Jack Gee
Jack Gee
Treasurer

Date: November 19, 2015

*,** By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: November 19, 2015

*	Power of Attorney, dated December 31, 2013, for Manish Mehta is incorporated herein by reference to Post-Effective Amendment No. 46, filed January 10, 2014.
**
Powers of Attorney, each dated March 25, 2015, for Jane D. Carlin, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, John E. Martinez, Madhav V. Rajan, Mark Wiedman and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 163, filed June 8, 2015.